Acquisitions	12 Months Ended
Dec. 31, 2014
Acquisitions
Acquisitions

6. Acquisitions

We account for acquisitions using the acquisition method of accounting, and, accordingly, the assets and liabilities acquired were recorded at their estimated fair values and the results of operations for each acquisition have been included in our consolidated results from their respective acquisition dates. Cash consideration for our various acquisitions was primarily provided through borrowings under our credit facilities and cash equivalents on-hand. The unaudited pro forma results of operations (including revenue and earnings) for the current and prior periods are not presented due to the insignificant impact of the 2012, 2013 and 2014 acquisitions on our consolidated results of operations. Noteworthy acquisitions are as follows:

In April 2012, in order to enhance our existing operations in Brazil, we acquired the stock of Grupo Store, a storage rental and records management and data protection business in Brazil with locations in Sao Paulo, Rio de Janeiro, Porto Alegre and Recife, for a purchase price of approximately $79,000 ($75,000, net of cash acquired). Included in the purchase price is approximately $8,000 held in escrow to secure a working capital adjustment and the indemnification obligations of the former owners of the business (“Sellers”) to IMI. In 2013, approximately $1,500 of the escrow funds were released to the Sellers in connection with the final working capital adjustment. Unless paid to us in accordance with the terms of the agreement, all amounts remaining in escrow after any indemnification payments are paid to the Sellers in four annual installments, commencing in April 2014.

In May 2012, we acquired a controlling interest of our joint venture in Switzerland (Sispace AG), which provides storage rental and records and information management services, in a stock transaction for a cash purchase price of approximately $21,600. The carrying value of the 15% interest that we previously held and accounted for under the equity method of accounting amounted to approximately $1,700 as of the date of acquisition, and the fair value on the date of the acquisition of such interest was approximately $2,700. This resulted in a gain being recorded to other income (expense), net of approximately $1,000 in the second quarter of 2012. The fair value of our previously held equity interest was derived by reducing the total estimated consideration for the controlling interest purchased by 30%, which represents management’s estimate of the control premium paid, in order to derive the fair value of $2,700 for the 15% noncontrolling equity interest which we previously held. We determined the 30% control premium was appropriate after considering the size and location of the business acquired, the potential future profits expected to be generated by the Swiss entity and other publicly available market data.

In May 2013, in order to enhance our existing operations in the United States, we acquired a storage rental and records management business in Texas with locations in Michigan, Texas and Florida, in a cash transaction for a purchase price of approximately $25,000.

In June 2013, in order to enhance our existing operations in Brazil, we acquired the stock of Archivum Comercial Ltda. and AMG Comercial Ltda., storage rental and records management businesses in Sao Paulo, Brazil, in a single transaction for an aggregate purchase price of approximately $29,000. Included in the purchase price is approximately $2,900 held in escrow to secure a post-closing working capital adjustment and the indemnification obligations of the former owners of the businesses to us, to be released in annual installments through 2017.

In September 2013, in order to enhance our existing operations in Latin America, we acquired certain entities with operations in Colombia and Peru. We acquired the stock of G4S Secure Data Solutions Colombia S.A.S. and G4S Document Delivery S.A.S (collectively, “G4S”). G4S, a storage rental and records management business with operations in Bogota, Cali, Medellin and Pereira, Colombia, was acquired in a single transaction for an aggregate purchase price of approximately $54,000. We also acquired the stock of File Service S.A., a storage rental and records management business in Peru, for a purchase price of approximately $16,000.

In October 2013, in order to enhance our existing operations in the United States, we acquired Cornerstone Records Management, LLC and its affiliates, a national, full solution records and information-management company, in a cash transaction for a purchase price of approximately $191,000. Included in the purchase price is approximately $9,000 held in escrow to secure indemnification obligations and certain working capital adjustments.

In January 2014, in order to enhance our existing operations in Australia, we acquired the stock of Tape Management Services Pty Ltd, a storage and data management company with operations in Australia, for approximately $15,300.

In February 2014, in order to enhance our existing operations in Turkey, we acquired the stock of RM Arşiv Yönetim Hizmetleri Ticaret Anonim Şirketi, a storage rental and records management business with operations in Turkey, for approximately $21,200, of which $16,750 was paid in the first quarter of 2014, with the remainder paid in the first quarter of 2015.

In April 2014, in order to enhance our existing operations in Poland, we acquired the stock of OSG Polska sp. z.o.o., a storage rental and records management business with operations in Poland, for approximately $13,700.

In October 2014, in order to enhance our existing operations in Brazil, we acquired the stock of Keepers Brasil Ltda, a storage rental and data management business with operations in Sao Paulo, Brazil, for approximately $46,200. The purchase price includes $5,425 held in escrow to secure indemnification obligations of the former owners of the business to us.

In December 2014, in order to enhance our North American records management operations, we acquired the stock of Canadian-based Securit Records Management for approximately $29,500. Included in the purchase price is approximately $1,300 held in escrow to secure indemnification obligations and certain working capital adjustments.

A summary of the cumulative consideration paid and the allocation of the purchase price paid of all of the acquisitions in each respective year is as follows:

	2012	2013	2014
Cash Paid (gross of cash acquired)	$ 131,972	$321,121(1)	$134,301(1)
Fair Value of Previously Held Equity Interest	4,265	—	794
Fair Value of Noncontrolling Interest	1,000	—	—
Total Consideration	137,237	321,121	135,095
Fair Value of Identifiable Assets Acquired:
Cash, Accounts Receivable, Prepaid Expenses,
Deferred Income Taxes and Other	18,998	28,532	15,098
Property, Plant and Equipment(2)	11,794	44,681	23,269
Customer Relationship Intangible Assets(3)	59,479	173,733	60,172
Other Assets	4,620	68	3,342
Liabilities Assumed and Deferred Income Taxes(4)	(15,947)	(67,645)	(50,903)
Total Fair Value of Identifiable Net Assets Acquired	78,944	179,369	50,978
Goodwill Initially Recorded	$ 58,293	$ 141,752	$ 84,117

(1)

Included in cash paid for acquisitions in the Consolidated Statements of Cash Flows for the year ended December 31, 2013 is contingent and other payments of $(76). Included in cash paid for acquisitions in the Consolidated Statements of Cash Flows for the year ended December 31, 2014 is net cash acquired of $(4,704) and contingent and other payments of $(1,504) related to acquisitions made in previous years.

(2)	Consists primarily of racking structures, leasehold improvements and computer hardware and software.

(3)	The weighted average lives of customer relationship intangible assets associated with acquisitions in 2012, 2013 and 2014 was 17 years, 22 years and 17 years, respectively.

(4)	Consists primarily of accounts payable, accrued expenses, notes payable, deferred revenue and deferred income taxes.

Allocations of the purchase price paid for certain acquisitions made in 2014 were based on estimates of the fair value of net assets acquired and are subject to adjustment as additional information becomes available to us. We are not aware of any information that would indicate that the final purchase price allocations for these 2014 acquisitions will differ meaningfully from preliminary estimates. The purchase price allocations of these 2014 acquisitions are subject to finalization of the assessment of the fair value of intangible assets (primarily customer relationship intangible assets), property, plant and equipment (primarily racking structures), operating leases, contingencies and income taxes (primarily deferred income taxes).

In September 2014, we purchased our joint venture partners’ noncontrolling interests in the businesses we operate in Russia, Ukraine and Denmark, which we had previously consolidated. The purchase price of approximately $24,500 is comprised of $17,900 paid at closing, $2,100 payable in 2017 and $4,500 payable in 2020. The components of the purchase price payable in 2017 and 2020 are reflected as non-cash items within our Consolidated Statement of Cash Flows for the year ended December 31, 2014. Of the $17,900 paid at closing, approximately $11,950 was associated with the underlying shares owned by our joint venture partners and approximately $5,950 was associated with the payment of outstanding loans between the joint venture and the joint venture partners.